Cohen & Steers Short Duration Preferred and Income Active ETF Shareholder Fees	Mar. 31, 2026 USD ($)
Cohen & Steers Short Duration Preferred and Income Active ETF | ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0